CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨) ₨ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2025 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 2,971,980.0	$ 31,674.1	₨ 3,936,248.0
Loans, allowance	₨ 594,308.9	$ 6,333.9	₨ 535,829.3	$ 5,710.7
Equity shares, par value | ₨ / shares	₨ 1		₨ 1
Equity shares, authorized	20,000,000,000	20,000,000,000	20,000,000,000	20,000,000,000
Equity shares, issued	15,393,368,328	15,393,368,328	15,304,443,348	15,304,443,348
Equity shares, outstanding	15,393,368,328	15,393,368,328	15,304,443,348	15,304,443,348